Subsequent Events (Details) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Nov. 30, 2011	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Apr. 18, 2012
Subsequent Event (Textual)
Value of preferred stock, shares issued to accquire intellectual property rights							$ 998
Number of preferred stock, shares issued to accquire intellectual property rights							99,800
Proceeds from issuance of common stock under private placement	$ 340,000	$ 3,542,500	$ 3,200,000		$ 3,882,500		$ 3,882,500
Common stock issued upon final closing private placement							170,000
Number of additional common share can be purchase under options							85,000
Options exercise price				$ 2.10		$ 1.50	$ 4.00
Exercisable term of options							5 years
Common stock issued to employee								215,000